Investment Objectives and Goals - Symmetry Panoramic Sector Momentum ETF	Sep. 03, 2025
Prospectus [Line Items]
Risk/Return [Heading]	SYMMETRY PANORAMIC SECTOR MOMENTUM ETF
Objective, Primary [Text Block]	Investment Objective: The Symmetry Panoramic Sector Momentum ETF (the “Fund”) seeks long-term capital appreciation.